RELATED PARTY TRANSACTIONS - Promissory Note - Related Party & Working Capital Loans (Details) - USD ($)		10 Months Ended	12 Months Ended
	Oct. 29, 2021	Dec. 31, 2021	Dec. 31, 2022	Sep. 07, 2022	Apr. 17, 2021
RELATED PARTY TRANSACTIONS
Amount drawn			$ 500,000
Amount outstanding			500,000
Unsecured promissory note
RELATED PARTY TRANSACTIONS
Amount drawn			500,000
Working capital loans warrant
RELATED PARTY TRANSACTIONS
Working capital			$ 1,500,000
Price of warrant per share			$ 1.50
Borrowings under working capital loans			$ 0
Sponsor | Unsecured promissory note
RELATED PARTY TRANSACTIONS
Principal amount of debt				$ 500,000
Sponsor | Unsecured promissory note | Working Capital shares
RELATED PARTY TRANSACTIONS
Conversion ratio				$ 10.00
Promissory Note with Related Party
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note					$ 300,000
Repayment of promissory note - related party	$ 122,292
Related Party Loans
RELATED PARTY TRANSACTIONS
Due to related party		$ 21,935	131,935
Office Space Secretarial and Administrative Services
RELATED PARTY TRANSACTIONS
Expenses per month			10,000
Expenses incurred and paid		$ 21,935	$ 120,000